Derivative Instruments (Interest Rate Swap) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	May 09, 2022
Derivative Instruments (Interest Rate Swap) [Abstract]
Derivative notional amount				$ 100.0
Derivative fixed interest				2.93%
Derivative asset fair value	$ 4.2	$ 4.2	$ 3.2
Gain change in fair value of interest rate			$ 3.2
Derivative notional amount				$ 100.0
Fair value interest rate swap	$ 0.4	$ 1.0